Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
11.	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	186,874	204,082
Leasehold improvements	34,244	34,653
Others	11,002	19,211

Total	232,120	257,946

Less: accumulated depreciation	(137,565)	(178,335)

Property and equipment, net	94,555	79,611

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 were RMB45,455, RMB58,440 and RMB49,875, respectively.